Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0000021076
Registrant Name	CLOROX CO /DE/
Registration File Number	333-295479
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES